Debt securities in issue (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of debt instruments [Abstract]
Schedule of Debt Securities in Issue

	2024			2023
	At fair value through profit or loss £m	At amortised cost £m	Total £m	At fair value through profit or loss £m	At amortised cost £m	Total £m
Senior unsecured notes issued	4,608	40,019	44,627	5,242	37,038	42,280
Covered bonds	–	11,764	11,764	–	14,243	14,243
Certificates of deposit issued	–	5,776	5,776	–	8,059	8,059
Securitisation notes	22	5,185	5,207	23	4,211	4,234
Commercial paper	–	8,090	8,090	–	12,041	12,041
Total debt securities in issue	4,630	70,834	75,464	5,265	75,592	80,857